Long-term debt (Details) $ in Thousands			12 Months Ended
	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 MXN ($)	Dec. 31, 2020 MXN ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2014 MXN ($) item	Apr. 20, 2014 USD ($)	Dec. 31, 2011 USD ($)
Long-term debt
Total long-term debt									$ 4,513,503		$ 4,549,575		$ 4,593,223
Less: Financing commissions									(3,115)		(5,966)		(8,629)
Net long-term debt									4,510,388		4,543,609		4,584,594
Current portion of long-term debt			$ (151,366,000)				$ (3,000,000)		(3,013,502)		(36,851)		(41,425)
Long-term debt			75,188,000						$ 1,496,886		4,506,758		4,543,169
Principal amount			$ 42,592,000							$ 40,790,000		$ 49,563,000
Number of airports guaranteeing the certificates | item							9							9
Number of airports | item			13						13
Percentage of airports guaranteeing the certificates (as a percent)							80.00%							80.00%
Exchange loss, net			$ 3,994,000	$ 79,522	$ (50,878)	$ (15,488)
Debt securities issued in the Mexican market on June 16, 2014
Long-term debt
Total long-term debt									$ 3,000,000		3,000,000		3,000,000
Principal amount	$ 3,000,000													$ 3,000,000
Interest rate (as a percent)	6.85%
Term of loan	7 years						7 years
Number of airports guaranteeing the certificates | item	9
Number of airports | item	13
Percentage of airports guaranteeing the certificates (as a percent)	80.00%
Debt securities issued in the Mexican market on March 26, 2013
Long-term debt
Total long-term debt									1,500,000		1,500,000		1,500,000
Principal amount		$ 1,500,000						$ 1,500,000
Interest rate (as a percent)		6.47%
Term of loan		10 years						10 years
Number of airports guaranteeing the certificates | item		9
Number of airports | item		13
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Unsecured lines of credit with Private Export Funding Corporation
Long-term debt
Total long-term debt									$ 13,503		$ 49,575		$ 90,156
Maximum borrowing capacity																$ 25,365,000
Interest rate (as a percent)			1.49%						1.49%	3.15%	3.15%	4.04%	4.04%
Outstanding amount			$ 678,000							$ 2,495,000		$ 4,583,000
Spread on interest rate basis																1.25%
Line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt													$ 3,067
Maximum borrowing capacity															$ 3,120,000,000
Interest rate (as a percent)												5.44%	5.44%
Outstanding amount												$ 156,000
Spread on interest rate basis															2.65%
Firefighting equipment carrying value recorded as improvements to concessioned assets									$ 266,181		$ 275,095		$ 284,008
Unsecured lines of credit with Private Export Funding Corporation and Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Baggage screening equipment carrying value recorded as improvements to concessioned assets													$ 35,760
Bank Loans
Long-term debt
Exchange loss, net				$ (6,520)	$ 2,858	$ 1,601